Depreciation, amortization and impairment of assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Depreciation Amortization And Impairment of Assets
The following table provides a breakdown for depreciation, amortization and impairment of assets:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Depreciation and amortization	(154,195)	(166,205)	(168,210)
Of which:
Right-of-use assets	(105,779)	(108,510)	(110,166)
Property, plant and equipment and investment property	(37,919)	(46,280)	(45,773)
Intangible assets with a finite useful life	(10,497)	(11,415)	(12,271)
Impairment	(9,172)	(19,725)	(8,858)
Of which:
Right-of-use assets	(6,486)	(15,716)	(7,980)
Property, plant and equipment	(2,647)	(4,011)	(817)
Intangible assets	(39)	2	(61)
Total depreciation, amortization and impairment of assets	(163,367)	(185,930)	(177,068)